APPENDIX I
UNITED STATES

OMB APPROVAL

                SECURITIES AND EXCHANGE COMMISSION

OMB Number:   3235-M6

Washington, D.C. 20549

Expires: August 31, 2000



Estimated average burden



hours per response....... 1

FORM 24F-2



Annual Notice of Securities Sold



Pursuant to Rule 24f-2






Read instructions at end of Form before preparing Form.  Please print or type.




1 . Name and address of issuer:



THE MUNDER FUNDS TRUST



480 Pierce Street



Birmingham  MI  48009






2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ?





Munder Small Company Growth Fund (Class A, B, C, K and Y Shares)

Munder International Equity Fund (Class A, B, C, K and Y Shares)


Munder Index 500 Fund (Class A, B, K and Y Shares)



Munder Large-Cap Value Fund (Class A, B, C, K and Y Shares)


Munder Balanced Fund (Class A, B, C, K and Y Shares)



Munder Bond Fund (Class A, B, C, K and Y Shares)



Munder Intermediate Bond Fund (Class A, B, C, K and Y Shares)


Munder US Government Income Fund (Class A, B, C, K and Y Shares)

Munder Michigan Tax-Free Bond Fund (Class A, B, C, K and Y Shares)

Munder Tax-Free Bond Fund (Class A, B, C, K and Y Shares)



Munder Tax-Free Short & Intermediate Bond Fund (Class A, B, C, K and Y Shares)

Munder Tax-Free Money Market Fund (Class A, K and Y Shares)


Munder US Treasury Money Market Fund (Class A, K and Y Shares)

Munder Cash Investment Fund (Class A, B, C, K and Y Shares)






3. Investment Company Act File Number:



811-4038


     Securities Act File Number:



33-30913






4(a).  Last day of fiscal year for which this Form is filed:



June 13, 2003






4(b). ? Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2)






Note: If the Form is being filed late, interest must be paid on the registration fee due.





4(c). ? Check box if this is the last time the issuer will be filing this Form.
X













5.  Calculation of registration fee:


(i)
Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$2,472,592,487




(ii)
Aggregate price of securities redeemed or repurchased during the fiscal year:



$2,688,688,202




(iii)
Aggregate price of securities redeemed or repurchased



during any prior fiscal year ending no earlier than October


11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$1,224,640,610




(iv)
Total available redemption credits [add Item 5(ii) and 5(iii):
$3,913,328,812




(v)
Net sales - If Item 5(i) is greater than Item 5(iv)



[subtract Item 5(iv) from Item 5(i) ]:
$
$0




(vi)
Redemption credits available for use in future years

$1,440,736,325

- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:




(vii)
Multiplier for determining registration fee (See



Instruction C.9):
x
$0.0000809




(viii)
Registration fee due [multiply Item 5(v) by Item



 5(vii)] (enter 'O' if no fee is due):
=
$0








6. Prepaid Shares



If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other
units) deducted here:            . If there is a number of shares or other
units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
here:              .







7. 'Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
 (see Instruction D):





+
$            0




8. Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:






=
$0







9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:




Method of Delivery:




?Wire Transfer



? Mail or other means


















u




SIGNATURES






This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.






By (Signature and Title.)*




David Rumph











Assistant Treasurer


Date______________








*Please print the name and title of the signing officer below the signature.